Fair value - Summary of fair value measurement of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 19,678,194	S/ 21,753,137
Total financial assets	20,000,619	22,044,625
Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	297,038	413,797
Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	515,800	793,361
Accrued interest [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	322,425	291,488
Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,932,993	2,706,271
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,716,517	17,629,787
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	512,884	623,718
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,839,722	12,729,599
Level 1 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	428,739	978,978
Level 1 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,946,427	11,194,459
Level 1 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	464,556	556,162
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,860,637	7,889,775
Level 2 [member] | Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	297,038	413,797
Level 2 [member] | Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	515,800	793,361
Level 2 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	564,559	633,400
Level 2 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,770,090	6,435,328
Level 2 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,188	27,686
Level 3 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	977,835	1,133,763	S/ 514,922
Level 3 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	939,695	1,093,893
Level 3 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 38,140	S/ 39,870